Retirement Benefit Plans - Summary of Defined Benefit Pension Plan Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of plan assets [line items]
Equity securities	35.00%	47.00%
Debt securities	51.00%	37.00%
Real estate and other	14.00%	16.00%
Quoted [member]
Disclosure of fair value of plan assets [line items]
Equity securities	$ 850	$ 1,184
Debt securities	1,225	935
Real estate and other	91	74
Unquoted [member]
Disclosure of fair value of plan assets [line items]
Real estate and other	$ 257	$ 317